RELATED PARTIES TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Loans to Related Parties [Table Text Block]
Loans to directors, executive officers, principal holders of First Financial’s common stock and certain related persons were as follows:

(Dollars in thousands)	2016
Beginning balance	$10,483
Additions	2,334
Deductions	(5,887)
Ending balance	$6,930
Loans 90 days or more past due	$0